Revenue Disaggregation - Revenue By Timing of Recognition (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Revenue Disaggregation
Revenue	¥ 27,636,942	$ 3,885,140	¥ 16,389,327
Vehicle sales
Revenue Disaggregation
Revenue	26,838,104	3,772,841	15,752,753
Other sales and services
Revenue Disaggregation
Revenue	798,838	$ 112,299	636,574
Revenue recognized at a point in time
Revenue Disaggregation
Revenue	27,521,216		16,328,599
Revenue recognized at a point in time | Vehicle sales
Revenue Disaggregation
Revenue	26,838,104		15,752,753
Revenue recognized at a point in time | Other sales and services
Revenue Disaggregation
Revenue	683,112		575,846
Revenue recognized over time
Revenue Disaggregation
Revenue	¥ 115,726		¥ 60,728